Non-interest Income (Tables)	12 Months Ended
Dec. 31, 2010
Non-interest Income
Components of Non-interest Income

	2008	2009	2010
	(In millions of Korean won)
Trust fees, net	165,459	188,980	212,819

Other fees and commission income:
Commissions received on fund management	87,642	53,876	43,979
Commissions and fees received for brokerage and agency activities	373,735	324,262	339,072
Commissions received on credit cards	1,034,409	1,090,138	1,191,390
Commissions received in remittance	11,945	9,832	9,029
Commissions received on cash dispenser service	80,339	76,124	75,819
Commissions received on letters of credit	54,020	54,484	56,107
Bancassurance fees received	170,247	131,887	147,198
Other	568,354	609,289	542,917

Subtotal	2,380,691	2,349,892	2,405,511

Net trading revenue	104,141	164,612	397,921

Net gain (loss) on investments:
Debt securities	(13,954)	140,591	148,868
Equity securities	(177,303)	32,014	(79,101)
Other	281,648	95,317	(97,058)

Subtotal	90,391	267,922	(27,291)

Other non-interest income:
Gain on sale of loans	13,329	80,211	83,366
Other	198,268	461,829	290,819

Subtotal	211,597	542,040	374,185

Total non-interest income	2,952,279	3,513,446	3,363,145